Principal joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Abstract]
Summary of principal joint ventures	The Group’s principal joint ventures at 31 December 2023 are summarised in the table below.

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Canada
Matalco Canada Inc.	Aluminium recycling	195,000	Class B Common	100	50
Chile
Minera Escondida Ltda(a)	Copper mining and refining	—	—	—	30
Oman
Sohar Aluminium Co. L.L.C.(b)	Aluminium smelting, power generation	37,500	Ordinary	20	20
United States
Matalco USA, LLC	Aluminium recycling	525,000	Unit shares	50	50
(a)The year-end of Minera Escondida Ltda is 30 June. The amounts included in the consolidated financial statements of Rio Tinto are however, based on financial statements of Minera Escondida
Ltda that are coterminous with those of the Group. The company has no share class.
(b)Although the Group holds a 20% interest in Sohar Aluminium Co. L.L.C, decisions about relevant activities that significantly affect the returns that are generated require agreement of all parties to the arrangement. It is therefore determined that Rio Tinto has joint control.
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda(a) 2023 US$m	Minera Escondida Ltda(a) 2022 US$m
Revenue	9,187	8,760
Depreciation and amortisation	(1,183)	(1,100)
Other operating costs	(3,784)	(3,280)
Operating profit	4,220	4,380
Finance expense	(283)	(207)
Income tax(b)	(1,773)	(1,590)
Profit after tax	2,164	2,583
Other comprehensive (loss)/income	(13)	17
Total comprehensive income	2,151	2,600
Non-current assets	12,480	11,853
Current assets	2,751	2,563
Current liabilities	(1,607)	(1,450)
Non-current liabilities	(5,192)	(5,063)
Net assets	8,432	7,903
Assets and liabilities above include:
– cash and cash equivalents	360	377
– current financial liabilities	(677)	(340)
– non-current financial liabilities	(2,770)	(3,060)
Dividends received from joint venture (Rio Tinto share)	578	813
Reconciliation of the above amounts to the investment recognised in the Group balance sheet

Group interest	30%	30%
Net assets (100%)	8,432	7,903
Group’s ownership interest	2,530	2,371
Carrying value of Group’s interest	2,530	2,371
(a)In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$354 million (2022: US$328 million) relating to tax on unremitted earnings of equity accounted units.
(b)Income tax in 2023 includes a charge of US$252 million for the revaluation of deferred tax balances following the substantive enactment of the Chilean Royalty Bill which, effective from
1 January 2024, will implement a 1 percent royalty on revenues, a margin based tax with rates ranging between 8% and 26%, and a 46% cap to the overall Chilean tax burden of mining companies.

Summary of principal associates

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Australia
Boyne Smelters Limited(a)	Aluminium smelting	153,679,560	Ordinary	59.4	59.4
Brazil

Mineração Rio do Norte S.A.(b)	Bauxite mining	50,000,000,000	Ordinary	25	22
		82,000,000,000	Preferred	20.5

United States
Halco (Mining) Inc.(c)	Bauxite mining	4,500	Common	45	45
(a)The parties that collectively control Boyne Smelters Limited do so through decisions that are determined on an aggregate voting interest that can be achieved by several combinations of the parties. Although each combination requires Rio Tinto’s approval, this is not joint control as defined under IFRS 11 “Joint Arrangements”. Rio Tinto is therefore determined to have significant influence over this company.
(b)On 1 December 2023, we acquired a 10% equity interest (12.5% voting right) in Mineração Rio do Norte S.A. (MRN) from Companhia Brasileira de Aluminio (CBA) for a nominal amount which resulted in an increase of our interest in MRN from 12% to 22% (25% voting right). In prior years, it was determined that we had significant influence through representation on MRN’s board of directors and consequently the ability to participate in financial and operating policy decisions. Therefore, the increase in equity does not change the basis of consolidation and MRN remains treated as an associate.
(c)Halco (Mining) Inc. has a 51% indirect interest in Compagnie des Bauxites de Guinée, a bauxite mine, the core assets of which are located in Guinea.

Principal joint ventures and associates	Summary information for joint ventures and associates that are not individually material to the Group

	2023 US$m	2022 US$m adjusted(a)
Carrying value of Group's interest(b)	1,878	927

Profit after tax	26	2
Other comprehensive income/(loss)	15	(27)
Total comprehensive income/(loss)	41	(25)
(a)Summary information for joint ventures and associates has been adjusted to exclude Sohar Aluminium Co. L.L.C as it is no longer considered individually material to the Group for disclosure.
(b)The increase in carrying value primarily relates to our investment in Matalco Canada Inc and Matalco USA, LLC on 1 December 2023. Refer to note 5 for details.